Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Accumulated other comprehensive loss

9.      Accumulated other comprehensive loss

In the first half of 2020 and 2019, accumulated other comprehensive loss increased with unrealized losses of $24,320 and $9,490, respectively, which resulted from changes in fair value of financial instruments.